CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Accounts receivable, net of allowances	¥ 5,331	$ 751	¥ 5,142
Short-term bank borrowings | ¥			5,000
Accounts payable	21,073	2,968	18,169
Deferred revenue	82,799	11,662	88,478
Current Operating lease liabilities	4,007	564	18,133
Accrued liabilities and other current liabilities	74,682	10,519	75,333
Deferred revenue | ¥			3,585
Non-current operating lease liabilities	629	89	6,959
Deferred tax liabilities	3,994	563	4,824
Other non-current liabilities	¥ 563	$ 79	¥ 4,058
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	61,831,753	61,831,753	62,731,971
Common shares, shares outstanding	61,831,753	61,831,753	62,731,971
Treasury stock, common, shares	1,429,341	1,429,341	182,313
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Short-term bank borrowings | ¥	¥ 0		¥ 5,000
Accounts payable	16,644	$ 2,344	15,325
Deferred revenue	125,767	17,714	132,195
Current Operating lease liabilities	4,007	564	16,491
Accrued liabilities and other current liabilities	64,967	9,150	73,779
Deferred revenue | ¥	0		3,585
Non-current operating lease liabilities	629	89	5,546
Deferred tax liabilities	3,994	563	4,824
Other non-current liabilities	¥ 563	$ 79	¥ 2,076